LEASE OBLIGATIONS - Disclosure of detailed Information about contractual undiscounted cash flows for lease obligations (Details)	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted cash flows	$ 362,936
Less then one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted cash flows	197,965
Two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted cash flows	$ 164,971